ACCOUNTING ESTIMATES AND JUDGEMENTS (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Deferred income		$ 141,000	$ 4,445,000
Description of useful life		expenditure is capitalised at cost within intangible assets and amortised over its expected useful life of 15 years
Carrying amounts		$ 35,981,000	33,860,000
Inventories net of provisions		$ 12,063,000	$ 9,781,000	$ 6,716,000
Percentage of gross inventory		29.29%	24.45%	17.33%
Trade receivables, net impairment losses provision		$ 2,986,000	$ 3,922,000	$ 5,443,000	$ 4,202,000
Allowance represents group revenues		$ 2,986,000
Percentage of group revenues		3.20%	3.80%	6.00%
Repayment of exchangeable notes	$ 12,042,000
Impairment loss additions		$ 6,944,000	$ 17,779,000	$ 24,295,000
Amortisation expense		917,000	1,403,000	2,368,000
Capitalised development expenditure [member]
Statement Line Items [Line Items]
Carrying amounts		17,679,000	13,444,000
Impairment loss charge		2,053,000	6,771,000
Impairment loss additions		6,771,000
Amortisation expense		482,000
2% of gross inventory [Member]
Statement Line Items [Line Items]
Change in allowance		824,000	800,000	774,000
0.5% of gross inventory [Member]
Statement Line Items [Line Items]
Change in allowance		$ 465,000	$ 510,000	$ 452,000